Provision for credit losses	12 Months Ended
Dec. 31, 2015
Provision for credit losses
10 Provision for credit losses
in	2015	2014	2013
Provision for credit losses (CHF million)
Provision for loan losses	295	145	166
Provision for lending-related and other exposures	29	41	1
Provision for credit losses	324	186	167

Bank
Provision for credit losses
10 Provision for credit losses
in	2015	2014	2013
Provision for credit losses (CHF million)
Provision for loan losses	248	85	91
Provision for lending-related and other exposures	28	40	2
Provision for credit losses	276	125	93